UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Hager & North Investment Management Ltd
Address: Waterfront Centre, 20th Floor
         200 Burrard Street
         Vancouver, BC  Canada  V6C 3N5

13F File Number:  028-12243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael R Wallberg
Title:     Vice President, Institutional
Phone:     604-408-6000

Signature, Place, and Date of Signing:

   /s/  Michael R Wallberg     Vancouver, BC  Canada     February 16, 2010

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-11396                     Royal Bank of Canada
028-12562                     Sky Investment Counsel Inc.